Note 8 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 13,394	$ 5,726	$ 8
Value at risk		51
Forward contract [member]
Statement Line Items [Line Items]
Financial instruments designated as hedging instruments, at fair value		0
Floating interest rate [member]
Statement Line Items [Line Items]
Total financial liabilities		$ 0
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 8,900